Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment	The estimated useful lives for significant asset categories are as follows:

Property and equipment	Estimated Useful Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A
Property and equipment, net consist of the following:

	As of December 31,
($ in thousands)	2021	2020
Scientific equipment(1)	$27,641	$27,412
Computer equipment	155	149
Software	335	335
Furniture and fixtures	988	988
Leasehold improvements	26,355	26,355
	55,474	55,239
Accumulated depreciation	(20,440)	(14,261)
Property and equipment, net	$35,034	$40,978
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(1)Includes $3.6 million and $3.5 million for the years ended December 31, 2021 and 2020, respectively, related to scientific equipment not placed into service and therefore not being depreciated.